A.B. KORELIN & ASSOCIATES INC._

P.O. Box 995

Phone:  206-219-3820

Mercer Island, Washington  98040

Fax:      206-232-1196

For Orko Silver Corp., we hereby submit Orko’s 20-F/A Registration Statement, Amendment #1, via EDGAR. We are also filing a Response Letter which addresses Staff’s Comments to the initial filing. Paper copies of the filing will follow by courier.

To respond to this filing, please contact me at the numbers listed above or Ross Wilmot, Chief Financial Officer and Director of Orko, by phone at (604) 684-4691 or by fax at (604) 684-4601.

Sincerely,

/s/ Steven Taylor

Steven Taylor

A.B. Korelin & Associates